Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Callable FHLB advances) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	$ 87,740,058	$ 105,257,182
Amount of Additional Borrowing Capacity	167,900,000	165,900,000
Federal Home Loan Bank Advances November 23, 2005 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	5,000,000	5,000,000
Advances from FHLB, Interest Rate at Period End	3.933%	3.933%
Federal Home Loan Bank Advances July 11, 2006 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	5,000,000	5,000,000
Advances from FHLB, Interest Rate at Period End	4.80%	4.80%
Federal Home Loan Bank Advances November 29, 2006 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	5,000,000	5,000,000
Advances from FHLB, Interest Rate at Period End	4.025%	4.025%
Federal Home Loan Bank Advances May 24, 2007 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	7,900,000	7,900,000
Advances from FHLB, Interest Rate at Period End	4.375%	4.375%
Federal Home Loan Bank Advances July 25, 2007 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	5,000,000	5,000,000
Advances from FHLB, Interest Rate at Period End	4.396%	4.396%
Federal Home Loan Bank Advances August 28, 2008 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB		$ 5,000,000
Advances from FHLB, Interest Rate at Period End		3.113%